COMMON STOCK	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMON STOCK
Note 3 - COMMON STOCK

3. COMMON STOCK

Stock Issuances

In January of 2021, executives and employees converted notes payable and services rendered of $481,923 into approximately 7.9 million shares of Common Stock. In the first quarter of 2021, the Company issued approximately 22.5 million shares of Common stock for $1.395 million in cash.

In January of 2021, the Company and a finance company entered into a Warrant Agreements between the Company and an Investor (the “Investor”). The Warrant Agreements is an equity line of credit and the Investor committed to purchase, subject to certain restrictions and conditions, up to $5.0 million worth (the “Commitment”) of the Company’s common stock over a period of 24 months from the effectiveness of the registration statement registering for resale shares purchased by the Investor pursuant to the Warrant Agreements. The Company has no other lines of credit as of June 30, 2021.

Stock Options

During the three-month period ended June 30, 2021, no options to purchase shares of common stock granted to employees expired and no options were forfeited or exercised.

A summary of option activity for the three-month period ended June 30, 2021, is presented below:

2021 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2021	1,405,000	$0.24	7.7	$-

Granted	-	$-
Exercised	-	$-
Forfeited	-	$-
Balance Outstanding - June 30, 2021	1,405,000	$0.24	7.4	$-

Exercisable - June 30, 2021	1,405,000	$0.24	7.4	$-

2021 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2021	-	$-	0.0

Granted	-	$-
Vested	-	$-
Forfeited/expired	-
Nonvested - June 30, 2021	-	$-	0.00

3. COMMON STOCK

Stock Issuances

During the year ended December 31, 2020, the Company issued 7,128,002 shares of common stock for cash of $1,040,000. The Company issued 6,761,558 shares of common stock for the conversion of notes payable of $201,600. The Company issued 730,000 shares of common stock for the acquisition of TrinIT (Note 8). The Company also issued 4,555,994 shares of common stock to acquire technology and certain other assets of ClariCare Inc. (See Note 12) in accordance with the asset Warrant Agreements. The Company issued 1,000,000 shares of common stock for the conversion accounts payable of $250,781. The Company issued 250,000 shares of common stock for a commitment fee on note of $37,500. The Company issued 2,124,693 shares of common stock for stock compensation expense of $423,300. The Company issued 50,000 shares of common stock for an origination fee for a convertible debt agreement for $4,500. The Company issued 5,000 shares of common stock for the exercise of stock options of $1,000.

During the year ended December 31, 2019, the Company issued 12,435,759 shares of common stock for cash and conversion of notes payable proceeds totaling $3,217,000. The Company also issued 2,301,007 shares of common stock to acquire technology and certain other assets of ClariCare Inc. (See Note 12). The Company also issued 66,666 shares of common stock as compensation to a former employee for services performed. The Company authorized 675,000 shares of restricted stock as compensation to certain executives and directors for services performed, of which 412,500 shares vested and were issued in 2019 with the remaining 262,500 shares vesting evenly in 2020 and 2021. Lastly, the Company issued 1,396,026 shares of restricted stock during 2019 related to the vesting of prior year restricted stock grants.

Stock Options

Certain employees and executives have been granted options or warrants that are compensatory in nature. A summary of option activity for the year ended December 31, 2020 and 2019 are presented below:

2019 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2018	198,402	$10.40	0.7	$-

Granted	1,300,000	$0.25	10.2
Exercised	-
Forfeited/expired	(142,245)	$9.05

Balance Outstanding - December 31, 2018	1,356,157	$0.31	9.8	$-

Exercisable - December 31, 2018	489,490	$0.29	9.1	$-

Balance Outstanding - January 1, 2019	1,356,157	$0.31	9.8	$-

Granted	135,000	$0.15	9.2
Exercised	-
Forfeited	(81,157)	$1.17
Balance Outstanding - December 31, 2019	1,410,000	$0.24	9.2	$-

Exercisable - December 31, 2019	976,667	$0.24	9.2	$-
2019 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest
Nonvested - January 1, 2018	18,719	$10.40	0.7

Granted	1,300,000	$0.13
Vested	(452,052)	$0.31
Forfeited/expired	-

Nonvested - December 31, 2018	866,667	$0.13	1.6

Nonvested - January 1, 2019	866,667	$0.13	1.6

Granted	135,000	$0.15
Vested	(568,334)	$0.13
Forfeited/expired	-
Nonvested - December 31, 2019	433,333	$0.13	0.6

2020 Options Outstanding	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value

Balance Outstanding - January 1, 2020	1,410,000	$0.24	8.7	$-

Granted	-	$-
Exercised	(5,000)	$0.15
Forfeited	-	$-
Balance Outstanding - December 31, 2020	1,405,000	$0.24	7.7	$-

Exercisable - December 31, 2020	1,405,000	$0.24	7.7	$-

2020 Nonvested Options	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest

Nonvested - January 1, 2020	433,333	$0.13	0.6

Granted	-	$-
Vested	(433,333)	$0.13
Forfeited/expired	-
Nonvested - December 31, 2020	-	$-	0.00

Restricted Stock Compensation

On April 13, 2020, the Company’s Board of Directors approved the grant of 250,000 restricted share of common stock to Directors of the Company, for services to be rendered during 2020, all of which vested on December 31, 2020. Compensation expense related to this grant for the year 2020 was $50,000 based upon fair value of our common stock of $.25 per share.

On February 21, 2019, the Company’s Board of Directors approved the grant of 200,000 restricted shares of common stock to Directors of the Company, for services to be rendered during 2019, all of which shares vested on December 31, 2019. Compensation expense related to this grant for the year 2019 was $50,000 based upon the estimated fair value of our common stock of $0.25 per share.

On February 21, 2019, the Company’s Board of Directors approved the grant of 475,000 restricted shares of common stock to management, for services rendered, of which 212,500 shares vested on the date of the Board of Director approval, with 131,250 shares vesting on each of the next two anniversary dates of the Board of Director approval. The total unvested restricted stock of 262,500 shares has been excluded from the shares of common stock outstanding on December 31, 2019 in the accompanying financial statements due to the restrictions on the shares. Compensation expense related to this grant for the year 2019 was approximately $81,000 based upon the estimated fair value of our common stock of $0.25 per share. Compensation expense of approximately $33,000 and $5,000 will be recognized related to this grant for each of the years 2020 and 2021, respectively.

Compensation expense related to this planned grant for the year 2019 was $250,000 based upon the estimated fair value of our common stock of $0.25 per share, the offset to which is included in accrued expenses in the 2019 Consolidated Balance Sheets.

On April 1, 2018, the Company reached an agreement with a Director of the Company, to issue 1,000,000 shares of restricted common stock as compensation for past services including securities offerings, financings, special projects and other matters similar in nature of which 333,333 shares vested upon issuance and 666,667 shares will vest evenly in 2019 and 2020. The total unvested restricted stock of 333,334 shares has been excluded from the shares of common stock outstanding on December 31, 2019 in the accompanying financial statements due to the restrictions on the shares. Compensation expense related to this grant for the year 2019 was approximately $83,000 based upon the estimated fair value of our common stock of $0.25 per share. Compensation expense related to this grant of approximately $31,000 was recognized in 2020.

On May 22, 2018, the Company’s Board of Directors approved the grant of 4,287,161 shares of restricted common stock to management, for services rendered, of which 2,858,107 shares vested upon issuance and 1,429,054 shares vest evenly in 2019 and 2020. The total unvested restricted stock as of December 31, 2019 of 714,527 shares has been excluded from the shares of common stock outstanding on December 31, 2019 in the accompanying financial statements due to the restrictions on the shares. Compensation expense related to this grant for the year 2019 was approximately $179,000 based upon the estimated fair value of our common stock of $0.25 per share. Compensation expense related to this grant of approximately $67,000 was recognized in 2020.

Warrants

During the year ended December 31, 2019, the Company issued 55,000 warrants related to subscriptions of common stock which warrants have an exercise price of $1.35 per share and will expire on December 31, 2020. During the year ended December 31, 2019, none of these warrants expired or were exercised.

During the year ended December 31, 2018, the Company issued 4,002,646 warrants related to subscriptions of common stock which warrants have an exercise price of $1.35 per share and will expire on December 31, 2020. During the year ended December 31, 2018, 72,669 warrants expired, and none were exercised.

All outstanding warrants expired on December 31, 2020 with none being exercised.